Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2014		2015		2016
	HK$		HK$		HK$

Basic and diluted income per share
Numerator:
Net income/(loss) for the year attributable to the Company’s ordinary shareholders		167,821		131,335		692,042
- Continuing operations		30,926		(1,917)		5,508
- Discontinued operations		136,895		133,252		686,534

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations		12,938,128		12,938,128		12,938,128
- Discontinued operations		12,938,128		12,938,128		12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations		12,938,128		12,938,128		12,938,128
- Discontinued operations		12,938,128		12,938,128		12,938,128

Net income of Basic and diluted income per share	HK$	13.00	HK$	10.20	HK$	53.50
- Continuing operations	HK$	2.39	HK$	(0.15)	HK$	0.44
- Discontinued operations	HK$	10.61	HK$	10.35	HK$	53.06